Debt - Summary of Carrying Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total gross debt	$ 164,291	$ 335,987
Debt issuance costs	(2,243)	(4,807)
Total	162,048	331,180
Less: Current portion	(68)	(13,567)
Total	161,980	317,613
New Senior Term Loan
Debt Instrument [Line Items]
Total gross debt	150,647
Convertible Notes
Debt Instrument [Line Items]
Total gross debt	12,219	97,917
Debt issuance costs		(4,695)
Aicel Convertible Note
Debt Instrument [Line Items]
Total gross debt	1,174
PPP Loan
Debt Instrument [Line Items]
Total gross debt	$ 251	8,000
First Out Term Loan
Debt Instrument [Line Items]
Total gross debt		56,089
Last Out Term Loan
Debt Instrument [Line Items]
Total gross debt		52,603
Senior Secured Subordinated Promissory Note
Debt Instrument [Line Items]
Total gross debt		78,154
8090 FV Subordinated Promissory Note
Debt Instrument [Line Items]
Total gross debt		10,000
Convertible Notes - Related Parties
Debt Instrument [Line Items]
Total gross debt		18,295
2021 Seller Convertible Notes
Debt Instrument [Line Items]
Total gross debt		9,405
2021 Seller Term Loans
Debt Instrument [Line Items]
Total gross debt		$ 5,524